Northern Lights Fund Trust IV

Measured Risk Strategy Fund

Incorporated herein by reference is the definitive version of the Prospectus and Statement of Additional Information for Measured Risk Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 5, 2018 (SEC Accession No.: 0001580642-18-001916).